Consolidated Statements of Financial Position $ in Millions	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Non-current assets
Investment properties	$ 302,424	$ 313,369
Property, plant and equipment	59,432	65,783
Trading properties	3,041	2,696
Intangible assets	4,282	4,902
Right of use assets	6,796	6,981
Biological assets	6,070	5,325
Investment in associates and joint ventures	17,918	21,316
Deferred income tax assets	65	808
Income tax and MPIT credits	24	56
Restricted assets	466	331
Trade and other receivables	14,793	17,571
Investment in financial assets	863	2,165
Derivative financial instruments	65	123
Total non-current assets	416,239	441,426
Current assets
Trading properties	193	187
Biological assets	9,212	11,016
Inventories	13,421	17,523
Income tax and MPIT credits	56	269
Trade and other receivables	33,316	37,262
Investment in financial assets	19,079	2,319
Derivative financial instruments	2,800	1,038
Cash and cash equivalents	34,911	45,143
Total current assets	112,988	114,757
TOTAL ASSETS	529,227	556,183
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	82,303	53,205
Non-controlling interest	124,486	120,441
TOTAL SHAREHOLDERS' EQUITY	206,789	173,646
Non-current liabilities
Borrowings	46,164	120,089
Deferred income tax liabilities	116,248	134,845
Trade and other payables	4,598	3,690
Provisions	511	638
Derivative financial instruments	125	77
Lease liabilities	7,059	7,489
Payroll and social security liabilities	154	221
Total non-current liabilities	174,859	267,049
Current liabilities
Trade and other payables	30,922	32,116
Borrowings	95,267	74,505
Provisions	209	248
Payroll and social security liabilities	2,470	2,437
Income tax and MPIT liabilities	15,427	1,797
Lease liabilities	2,288	2,612
Derivative financial instruments	996	1,773
Total Current liabilities	147,579	115,488
TOTAL LIABILITIES	322,438	382,537
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 529,227	$ 556,183